Inventories - Explanation of changes in contract assets and contract liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Receivables from contracts with customers at beginning of period	€ 107
Advances received from customers	(757)
Amounts recognized within revenue	747	€ 709	€ 779
Disposal	(97)
Receivables from contracts with customers at end of period	€ 0	€ 107